Loss Per Share	12 Months Ended
Dec. 31, 2017
Loss Per Share
Loss per share

Note 17 – Loss per share

	For the year ended December 31
	2015	2016	2017
Weighted average of number of Ordinary Shares used in the calculation of the basic and diluted loss per share (in thousands)	26,819	40,760	56,540
Net loss used in calculation (thousand NIS)	20,992	34,470	63,005

On December 31, 2017, 8,697,362 options and warrants (in 2016: 13,415,764, and 2015: 17,426,479) were excluded from the diluted weighted average number of Ordinary Shares calculation as their effect would have been anti-dilutive.